Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Stock Option Activity

The following table summarizes the share options for the years ended December 31, 2021, 2022 and 2023:

		Weighted-Average	Weighted
		per Share	Average
	Number of	Exercise	Remaining	Aggregate
	shares	Price	Contractual Term	Intrinsic Value
		US$	Years	US$
Outstanding as of December 31, 2020	—	—	—	—
Granted	114,000,000	0.76	—	—
Outstanding as of December 31, 2021	114,000,000	0.76	9.10	—
Outstanding as of December 31, 2022	114,000,000	0.76	8.12	—
Granted	30,000,000	0.40	—	—
Outstanding as of December 31, 2023	144,000,000	0.69	7.53	—
Expected to vest as of December 31, 2023	144,000,000	0.69	7.53	—
Exercisable as of December 31, 2023	84,000,000	0.69	7.53	—

Summary of fair values of the share options granted

The fair values of the share options granted by the Company to employees for the year ended December 31, 2023 are as follows:

For the Year Ended December 31,
2023
Weighted average grant date fair value of option per share	0.53
Aggregate grant date fair value of options	75,638

Summary of assumptions used to determine the fair value of stock options

The assumptions used to estimate the fair values of the share options granted were as follows:

	For the Year Ended December 31,	For the Year Ended December 31,
	2021	2023
Risk-free rate of return (1)	1.25% to 1.85%	3.85% to 3.92%
Dividend yield (2)	0%	0%
Expected volatility (3)	136.91% to 142.01%	124.86%
Expected term (4)	10 years	10 years
Exercise multiple (5)	2.80	2.80
Fair value of ordinary share	US$3.78 per ADS to US$17.51 per ADS	US$1.79 per ADS

Restricted Share Units
Summary of Restricted Shares Activity

The following table summarizes the RSUs activity for the years ended December 31, 2021, 2022 and 2023:

	Number of	Weighted average
	shares	grant date fair value
		US$
Outstanding as of December 31, 2020	9,040,000	0.23
Granted	236,768,940	0.58
Forfeited	(6,991,000)	0.48
Vested	(101,574,270)	0.33
Outstanding as of December 31, 2021	137,243,670	0.74
Granted	62,410,200	0.25
Forfeited	(22,844,235)	0.32
Vested	(53,018,580)	0.68
Outstanding as of December 31, 2022	123,791,055	0.60
Granted	102,323,925	0.15
Forfeited	(28,129,155)	0.29
Vested	(51,031,395)	0.60
Outstanding as of December 31, 2023	146,954,430	0.35